UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30,2011

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ParenteBeard Wealth Management LLC
      One Liberty Place | 1650 Market Street, Suite 4500
      Philadelphia, PA 19103



Form 13F File Number:  28- 14445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michelle J. Ross
Title:  Chief Compliance Officer
Phone:  215.557.2018

Signature, Place, and Date of Signing:


 Michelle J. Ross	  Philadelphia, PA           8/12/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:               72
                                                  -----------------------

Form 13F Information Table Value Total:            155560   (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

COLUMN 1                      	COLUMN 2   COLUMN 3    	COLUMN 4     	COLUMN 5         COLUMN 6    COLUMN 7   COLUMN 8
                                TITLE OF               	VALUE     	SHRS OR SH/ PUT/ INVESTMENT  OTHER   	VOTING AUTHORITY
NAME OF ISSUER                  CLASS      CUSIP      	(X$1000)     	PRN AMT PRN CALL DISCRETION  MANAGERS  	SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
Agrium Inc			COM	8916108	263	3000		SHR		SOLE				3,000
ALPS 				ETF MLP	00162Q866	2979	185,694	SHR		SOLE				185,694
Altria Group Inc		COM	02209S103	5353	202,704	SHR		SOLE				202,704
AmeriGas Partners L P		UNLPINT	30975106	9906	219,981	SHR		SOLE				219,981
AT&T Inc			COM	00206R102	2291	72,950	SHR		SOLE				72,950
BlackRock MuniYield PA QLTY	COM	09255G107	907	65,369	SHR		SOLE				65,369
Buckeye Partners L P		UNLTDPTN118230101	781	12,093	SHR		SOLE				12,093
CALAMOS CONV & HIGH INCOME F	COM SHS	12811P108	2038	155,707	SHR		SOLE				155,707
CALAMOS CONV OPP AND INC FD	SHBENINT128117108	210	15,964	SHR		SOLE				15,964
CALAMOS STRATEGIC TOTL RETN	SHBENINT128125101	6462	675,260	SHR		SOLE				675,260
Caterpillar Inc DEL		COM	149123101	294	2,762	SHR		SOLE				2,762
Chevron Corp			COM	166764100	363	3,529	SHR		SOLE				3,529
Coca Cola Co			COM	191216100	369	5,479	SHR		SOLE				5,479
Cullen Frost Bankers Inc	COM	229899109	302	5,316	SHR		SOLE				5,316
DCP Midstream Partners LP	UTLTDPTN23311P100	2071	50,545	SHR		SOLE				50,545
EATON VANCE ENH EQTY INC FD	COM	278277108	1975	167,495	SHR		SOLE				167,495
Enbridge Energy Management L	SHSUNITS29250X103	5859	189,622	SHR		SOLE				189,622
Enterprise Prods Partners L	COM	293792107	4226	97,805	SHR		SOLE				97,805
Exxon Mobil Corp		COM	30231G102	1282	15,748	SHR		SOLE				15,748
Fiduciary Claymore MLP Opp F	COM	31647Q106	1708	79,727	SHR		SOLE				79,727
FINANCIAL INSTNS INC		COM	317585404	760	46,258	SHR		SOLE				46,258
Select Sector SPdr Tr		SBIINTFIN81369Y605	680	44,284	SHR		SOLE				44,284
Flagstar Bancorp Inc		COM NEW	337930507	30	24,869	SHR		SOLE				24,869
Fulton Finl Corp PA		COM	360271100	241	22,473	SHR		SOLE				22,473
General Electric Co		COM	369604103	1295	68,666	SHR		SOLE				68,666
Genuine Parts Co		COM	372460105	229	4,203	SHR		SOLE				4,203
Intel Corp			COM	458140100	940	42,404	SHR		SOLE				42,404
International Business Machs	COM	459200101	2182	12,720	SHR		SOLE				12,720
ishares Barclays Tips BondBARCLYTIPS BD	464287176	451	4,081	SHR		SOLE				4,081
ishares DowJonesUS Fin Sector	DJUSFINL464287788	203	3,606	SHR		SOLE				3,606
iShares DowJonesUS RegionalBanksDJREgBK	464288778	610	26,309	SHR		SOLE				26,309
ISHARES TR			RUSS1GRW464287614	5688	93,437	SHR		SOLE				93,437
ISHARES TR			RUSS1VAL464287598	4308	63,089	SHR		SOLE				63,089
ISHARES TR			RUSS2000464287655	1151	13,905	SHR		SOLE				13,905
ISHARES TR			RUSL2GR	464287648	425	4,478	SHR		SOLE				4,478
ISHARES TR			RUSSMCP	464287499	1102	10,081	SHR		SOLE				10,081
ISHARES TR			RUSSMCPGR464287481	348	5,622	SHR		SOLE				5,622
ISHARES TR			RUSSMCPVL464287473	331	6,921	SHR		SOLE				6,921
ISHARES TR			SP500IDX464287200	1300	9,817	SHR		SOLE				9,817
JPMorgan Chase & Co		COM	46625H100	446	10,891	SHR		SOLE				10,891
Johnson & Johnson		COM	478160104	927	13,933	SHR		SOLE				13,933
SPDR Series TrustKBWREGNBK 	ETF	78464A698	881	34,624	SHR		SOLE				34,624
Kinder Morgan Management LLC	SHS 	49455U100	31267	476,705	SHR		SOLE				476,705
M & T Bank			COM	55261F104	736	8,371	SHR		SOLE				8,371
Magellan Midstream Prtners LP	COMUNTLP559080106	956	16,000	SHR		SOLE				16,000
Market Vectors ETF TR		AGRIBETF57060U605	394	7,317	SHR		SOLE				7,317
Market Vectors ETF TR		GOLDETF	57060U100	214	3,925	SHR		SOLE				3,925
MarkWest Energy Partners LP	UNTLTPTN570759100	8195	169,878	SHR		SOLE				169,878
SELECT SECTOR SPDR TR		SBI MAT	81369Y100	462	11,734	SHR		SOLE				11,734
McDonalds Corp			COM	580135101	3309	39,243	SHR		SOLE				39,243
Mercury Genl Corp NEW		COM	589400100	1499	37,961	SHR		SOLE				37,961
National Retail Properties I	COM	637417106	230	9,385	SHR		SOLE				9,385
NFJ Divid Int & Prem Strtgy	COM SHS	65337H109	565	29,880	SHR		SOLE				29,880
Nustar Energy LP		UNITCOM	67058H102	2721	42,055	SHR		SOLE				42,055
Paychex Inc			COM	704326107	1504	48,951	SHR		SOLE				48,951
Pepsico Inc			COM	713448108	1472	20,907	SHR		SOLE				20,907
PIMCO ETF TR			COM SHS	722014107	858	63,000	SHR		SOLE				63,000
PIMCO Income Opportunity Fd	COM	72202B100	775	27,684	SHR		SOLE				27,684
POWERSHARES ETF TR II	BUILDAMRETF	73937B407	1896	72,939	SHR		SOLE				72,939
POWERSHARES GLOBAL ETF TRUST	AGGPFD	73936T565	465	32,435	SHR		SOLE				32,435
Procter & Gamble Co		COM	742718109	602	9,471	SHR		SOLE				9,471
PROSHARES TR 7-10Y		PSHSULSH74347R313	1250	32,140	SHR		SOLE				32,140
SCHWAB STRATEGIC TR		SMCAPETF808524607	243	6,611	SHR		SOLE				6,611
SPDR SERIES TRUST		GOLD SHS78463V107	297	2,032	SHR		SOLE				2,032
SPDR SERIES TRUST		SPDIVETF78464A763	6507	120,366	SHR		SOLE				120,366
Southern Co			COM	842587107	766	18,981	SHR		SOLE				18,981
Susquehanna Bancshares Inc P	COM	869099101	268	33,480	SHR		SOLE				33,480
UNIVERSAL HEALTH RLTY INCM T	SHBENINT91359E105	3642	91,104	SHR		SOLE				91,104
Vist Financial Corp		COM	918255100	77	10,952	SHR		SOLE				10,952
VANGUARD INTL EQUITY INDEX F	EMRMKTETF922042858	4352	89,508	SHR		SOLE				89,508
VANGUARD WORLD FDS		ENERGYETF92204A306	989	8,944	SHR		SOLE				8,944
VANGUARD INDEX FDS		REIT ETF922908553	1230	20,466	SHR		SOLE				20,466
Verizon Communications Inc	COM	92343V104	3652	98,095	SHR		SOLE				98,095



TOTAL                                                 $155560(x1000)

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